PREPAID EXPENSE AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSE AND OTHER ASSETS
Deposits		¥ 100,278	¥ 102,155
Advances to suppliers		37,118	289,679
Prepaid taxes		294,487	85,486
Prepaid service fee		17,268	8,869
Prepaid investment		632,096
Others		56,540	56,899
Total	$ 163,433	¥ 1,137,787	¥ 543,088